FI - Roll-forward of assets measured at fair value on recurring basis (Details 4) - Recurring basis - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017
Interest-bearing deposits with banks
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets			SFr 1
Transfers in, assets			39
Transfers out, assets			0
Purchases, assets			0
Sales, assets			0
Issuances, assets			0
Settlements, assets			0
Gain (loss) on transfers in/out included in trading revenues, assets			0
Gain (loss) on all other activity included in trading revenues, assets			(1)
Gain (loss) on transfers in/out included in other revenues, assets			0
Gain (loss) on all other activity included in other revenues, assets			0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets			0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets			0
Foreign currency translation impact, assets			0
Balance at end of period, assets			39
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets			174
Transfers in, assets			0
Transfers out, assets			0
Purchases, assets			0
Sales, assets			0
Issuances, assets			26
Settlements, assets			(195)
Gain (loss) on transfers in/out included in trading revenues, assets			0
Gain (loss) on all other activity included in trading revenues, assets			0
Gain (loss) on transfers in/out included in other revenues, assets			0
Gain (loss) on all other activity included in other revenues, assets			0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets			0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets			0
Foreign currency translation impact, assets			(5)
Balance at end of period, assets			0
Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		SFr 46	70
Transfers in, assets		0	3
Transfers out, assets		(15)	(1)
Purchases, assets		58	31
Sales, assets		(80)	(87)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		0	0
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		0	(2)
Balance at end of period, assets	SFr 9	9	14
Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		8,754	12,765
Transfers in, assets		743	605
Transfers out, assets		(691)	(1,281)
Purchases, assets		24,069	8,253
Sales, assets		(25,099)	(10,910)
Issuances, assets		786	503
Settlements, assets		(669)	(1,077)
Gain (loss) on transfers in/out included in trading revenues, assets		(37)	99
Gain (loss) on all other activity included in trading revenues, assets		(280)	117
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(4)	6
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		23	(711)
Balance at end of period, assets	7,595	7,595	8,369
Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		2,292	3,977
Transfers in, assets		514	326
Transfers out, assets		(425)	(555)
Purchases, assets		1,503	1,447
Sales, assets		(1,540)	(2,764)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		(10)	(7)
Gain (loss) on all other activity included in trading revenues, assets		(165)	(97)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(4)	6
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(4)	(223)
Balance at end of period, assets	2,161	2,161	2,110
Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,412	1,674
Transfers in, assets		305	113
Transfers out, assets		(279)	(279)
Purchases, assets		1,181	1,040
Sales, assets		(1,289)	(1,390)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		(9)	(6)
Gain (loss) on all other activity included in trading revenues, assets		(97)	(40)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(4)	4
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		13	(117)
Balance at end of period, assets	1,233	1,233	999
Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		320	605
Transfers in, assets		161	189
Transfers out, assets		(120)	(130)
Purchases, assets		289	64
Sales, assets		(146)	(206)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		(1)	2
Gain (loss) on all other activity included in trading revenues, assets		(64)	(62)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		7	(31)
Balance at end of period, assets	446	446	431
Trading assets | Debt securities | CMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		16	65
Transfers in, assets		20	4
Transfers out, assets		(1)	(15)
Purchases, assets		3	0
Sales, assets		(13)	(11)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	(3)
Gain (loss) on all other activity included in trading revenues, assets		(5)	(2)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		0	(3)
Balance at end of period, assets	20	20	35
Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		126	1,165
Transfers in, assets		14	14
Transfers out, assets		(13)	(114)
Purchases, assets		16	132
Sales, assets		(36)	(965)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(1)	(17)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		2	(37)
Balance at end of period, assets	108	108	178
Trading assets | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		163	240
Transfers in, assets		40	15
Transfers out, assets		(22)	(18)
Purchases, assets		39	32
Sales, assets		(81)	(124)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		(3)	0
Gain (loss) on all other activity included in trading revenues, assets		45	2
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(1)	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		2	(12)
Balance at end of period, assets	182	182	135
Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		3,289	4,305
Transfers in, assets		167	215
Transfers out, assets		(182)	(657)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		786	503
Settlements, assets		(651)	(856)
Gain (loss) on transfers in/out included in trading revenues, assets		(26)	103
Gain (loss) on all other activity included in trading revenues, assets		(267)	(50)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		0	(252)
Balance at end of period, assets	3,116	3,116	3,311
Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		801	748
Transfers in, assets		11	4
Transfers out, assets		(22)	(32)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		61	90
Settlements, assets		(45)	(102)
Gain (loss) on transfers in/out included in trading revenues, assets		0	5
Gain (loss) on all other activity included in trading revenues, assets		(92)	34
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(7)	(33)
Balance at end of period, assets	707	707	714
Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		833	914
Transfers in, assets		108	85
Transfers out, assets		(115)	(45)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		242	191
Settlements, assets		(234)	(320)
Gain (loss) on transfers in/out included in trading revenues, assets		(17)	9
Gain (loss) on all other activity included in trading revenues, assets		(56)	38
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(14)	(59)
Balance at end of period, assets	747	747	813
Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		634	688
Transfers in, assets		45	126
Transfers out, assets		(44)	(188)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		310	40
Settlements, assets		(130)	(161)
Gain (loss) on transfers in/out included in trading revenues, assets		(6)	25
Gain (loss) on all other activity included in trading revenues, assets		(77)	(38)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		13	(38)
Balance at end of period, assets	745	745	454
Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		3,010	4,243
Transfers in, assets		22	49
Transfers out, assets		(62)	(51)
Purchases, assets		22,527	6,774
Sales, assets		(23,478)	(8,022)
Issuances, assets		0	0
Settlements, assets		(18)	(221)
Gain (loss) on transfers in/out included in trading revenues, assets		2	3
Gain (loss) on all other activity included in trading revenues, assets		107	262
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		1	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		25	(224)
Balance at end of period, assets	2,136	2,136	2,813
Investment securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		42	72
Transfers in, assets		0	0
Transfers out, assets		(4)	(16)
Purchases, assets		153	64
Sales, assets		(28)	(80)
Issuances, assets		0	0
Settlements, assets		(157)	(67)
Gain (loss) on transfers in/out included in trading revenues, assets		0	(1)
Gain (loss) on all other activity included in trading revenues, assets		143	68
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		4	(4)
Balance at end of period, assets	153	153	36
Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,601	1,906
Transfers in, assets		0	0
Transfers out, assets		(110)	0
Purchases, assets		136	194
Sales, assets		(236)	(361)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(53)	10
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		2	23
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		8	(115)
Balance at end of period, assets	1,348	1,348	1,657
Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,301	1,588
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		87	96
Sales, assets		(152)	(245)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(52)	22
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		17	(96)
Balance at end of period, assets	1,201	1,201	1,365
Other investments | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		300	318
Transfers in, assets		0	0
Transfers out, assets		(110)	0
Purchases, assets		49	98
Sales, assets		(84)	(116)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(1)	(12)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		2	23
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(9)	(19)
Balance at end of period, assets	147	147	292
Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		4,530	6,585
Transfers in, assets		493	491
Transfers out, assets		(30)	(372)
Purchases, assets		32	54
Sales, assets		(187)	(487)
Issuances, assets		824	631
Settlements, assets		(1,403)	(1,418)
Gain (loss) on transfers in/out included in trading revenues, assets		0	(19)
Gain (loss) on all other activity included in trading revenues, assets		(103)	114
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		28	(367)
Balance at end of period, assets	4,184	4,184	5,212
Commercial and industrial loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		2,207	3,816
Transfers in, assets		57	216
Transfers out, assets		(25)	(103)
Purchases, assets		0	51
Sales, assets		(30)	(321)
Issuances, assets		366	250
Settlements, assets		(707)	(1,033)
Gain (loss) on transfers in/out included in trading revenues, assets		0	(7)
Gain (loss) on all other activity included in trading revenues, assets		(22)	76
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		13	(198)
Balance at end of period, assets	1,859	1,859	2,747
Financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,480	1,829
Transfers in, assets		321	275
Transfers out, assets		(5)	(9)
Purchases, assets		31	3
Sales, assets		(36)	(162)
Issuances, assets		286	349
Settlements, assets		(634)	(335)
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(25)	(10)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		8	(110)
Balance at end of period, assets	1,426	1,426	1,830
Other intangible assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		158	138
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		0	1
Sales, assets		0	(1)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		0	0
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(10)	(2)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		3	(8)
Balance at end of period, assets	151	151	128
Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,511	1,679
Transfers in, assets		201	100
Transfers out, assets		(56)	(37)
Purchases, assets		681	346
Sales, assets		(716)	(562)
Issuances, assets		142	1,010
Settlements, assets		(130)	(95)
Gain (loss) on transfers in/out included in trading revenues, assets		0	(2)
Gain (loss) on all other activity included in trading revenues, assets		(19)	(123)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	(1)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(54)	(139)
Balance at end of period, assets	1,560	1,560	2,176
Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,350	1,316
Transfers in, assets		174	55
Transfers out, assets		(49)	(26)
Purchases, assets		633	317
Sales, assets		(673)	(447)
Issuances, assets		142	1,009
Settlements, assets		(130)	(95)
Gain (loss) on transfers in/out included in trading revenues, assets		0	(2)
Gain (loss) on all other activity included in trading revenues, assets		(35)	(33)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(57)	(121)
Balance at end of period, assets	1,355	1,355	1,973
Other assets - of which loans held-for-sale | RMBS
Assets measured at fair value on a recurring basis for level 3
Gain (loss) on all other activity included in trading revenues, assets		(22)
Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		16,642	23,390
Transfers in, assets	709	1,437	1,238
Transfers out, assets	(424)	(906)	(1,707)
Purchases, assets		25,129	8,943
Sales, assets		(26,346)	(12,488)
Issuances, assets		1,752	2,170
Settlements, assets		(2,359)	(2,852)
Gain (loss) on transfers in/out included in trading revenues, assets		(37)	77
Gain (loss) on all other activity included in trading revenues, assets		(312)	185
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(12)	26
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		12	(1,351)
Balance at end of period, assets	15,000	15,000	17,631
Bank | Interest-bearing deposits with banks
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets			1
Transfers in, assets			39
Transfers out, assets			0
Purchases, assets			0
Sales, assets			0
Issuances, assets			0
Settlements, assets			0
Gain (loss) on transfers in/out included in trading revenues, assets			0
Gain (loss) on all other activity included in trading revenues, assets			(1)
Gain (loss) on transfers in/out included in other revenues, assets			0
Gain (loss) on all other activity included in other revenues, assets			0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets			0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets			0
Foreign currency translation impact, assets			0
Balance at end of period, assets			39
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets			174
Transfers in, assets			0
Transfers out, assets			0
Purchases, assets			0
Sales, assets			0
Issuances, assets			26
Settlements, assets			(195)
Gain (loss) on transfers in/out included in trading revenues, assets			0
Gain (loss) on all other activity included in trading revenues, assets			0
Gain (loss) on transfers in/out included in other revenues, assets			0
Gain (loss) on all other activity included in other revenues, assets			0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets			0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets			0
Foreign currency translation impact, assets			(5)
Balance at end of period, assets			0
Bank | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		46	70
Transfers in, assets		0	3
Transfers out, assets		(15)	(1)
Purchases, assets		58	31
Sales, assets		(80)	(86)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		0	0
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		0	(3)
Balance at end of period, assets	9	9	14
Bank | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		8,754	12,765
Transfers in, assets		743	605
Transfers out, assets		(691)	(1,281)
Purchases, assets		24,069	8,253
Sales, assets		(25,099)	(10,909)
Issuances, assets		786	503
Settlements, assets		(669)	(1,077)
Gain (loss) on transfers in/out included in trading revenues, assets		(37)	99
Gain (loss) on all other activity included in trading revenues, assets		(280)	117
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(4)	6
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		23	(712)
Balance at end of period, assets	7,595	7,595	8,369
Bank | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		2,292	3,977
Transfers in, assets		514	326
Transfers out, assets		(425)	(555)
Purchases, assets		1,503	1,447
Sales, assets		(1,540)	(2,764)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		(10)	(7)
Gain (loss) on all other activity included in trading revenues, assets		(165)	(97)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(4)	6
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(4)	(223)
Balance at end of period, assets	2,161	2,161	2,110
Bank | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,412	1,674
Transfers in, assets		305	113
Transfers out, assets		(279)	(279)
Purchases, assets		1,181	1,040
Sales, assets		(1,289)	(1,391)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		(9)	(6)
Gain (loss) on all other activity included in trading revenues, assets		(97)	(40)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(4)	4
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		13	(116)
Balance at end of period, assets	1,233	1,233	999
Bank | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		320	605
Transfers in, assets		161	189
Transfers out, assets		(120)	(130)
Purchases, assets		289	64
Sales, assets		(146)	(206)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		(1)	2
Gain (loss) on all other activity included in trading revenues, assets		(64)	(62)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		7	(31)
Balance at end of period, assets	446	446	431
Bank | Trading assets | Debt securities | CMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		16	65
Transfers in, assets		20	4
Transfers out, assets		(1)	(14)
Purchases, assets		3	0
Sales, assets		(13)	(11)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	(3)
Gain (loss) on all other activity included in trading revenues, assets		(5)	(2)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		0	(4)
Balance at end of period, assets	20	20	35
Bank | Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		126	1,165
Transfers in, assets		14	14
Transfers out, assets		(13)	(114)
Purchases, assets		16	132
Sales, assets		(36)	(965)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(1)	(17)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		2	(37)
Balance at end of period, assets	108	108	178
Bank | Trading assets | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		163	240
Transfers in, assets		40	15
Transfers out, assets		(22)	(18)
Purchases, assets		39	32
Sales, assets		(81)	(123)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		(3)	0
Gain (loss) on all other activity included in trading revenues, assets		45	2
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(1)	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		2	(13)
Balance at end of period, assets	182	182	135
Bank | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		3,289	4,305
Transfers in, assets		167	215
Transfers out, assets		(182)	(657)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		786	503
Settlements, assets		(651)	(857)
Gain (loss) on transfers in/out included in trading revenues, assets		(26)	103
Gain (loss) on all other activity included in trading revenues, assets		(267)	(50)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		0	(251)
Balance at end of period, assets	3,116	3,116	3,311
Bank | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		801	748
Transfers in, assets		11	4
Transfers out, assets		(22)	(32)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		61	90
Settlements, assets		(45)	(101)
Gain (loss) on transfers in/out included in trading revenues, assets		0	5
Gain (loss) on all other activity included in trading revenues, assets		(92)	34
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(7)	(34)
Balance at end of period, assets	707	707	714
Bank | Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		833	914
Transfers in, assets		108	85
Transfers out, assets		(115)	(45)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		242	191
Settlements, assets		(234)	(321)
Gain (loss) on transfers in/out included in trading revenues, assets		(17)	9
Gain (loss) on all other activity included in trading revenues, assets		(56)	38
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(14)	(58)
Balance at end of period, assets	747	747	813
Bank | Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		634	688
Transfers in, assets		45	126
Transfers out, assets		(44)	(188)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		310	40
Settlements, assets		(130)	(160)
Gain (loss) on transfers in/out included in trading revenues, assets		(6)	25
Gain (loss) on all other activity included in trading revenues, assets		(77)	(38)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		13	(39)
Balance at end of period, assets	745	745	454
Bank | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		3,010	4,243
Transfers in, assets		22	49
Transfers out, assets		(62)	(51)
Purchases, assets		22,527	6,774
Sales, assets		(23,478)	(8,022)
Issuances, assets		0	0
Settlements, assets		(18)	(220)
Gain (loss) on transfers in/out included in trading revenues, assets		2	3
Gain (loss) on all other activity included in trading revenues, assets		107	262
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		1	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		25	(225)
Balance at end of period, assets	2,136	2,136	2,813
Bank | Investment securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		42	72
Transfers in, assets		0	0
Transfers out, assets		(4)	(16)
Purchases, assets		153	64
Sales, assets		(28)	(80)
Issuances, assets		0	0
Settlements, assets		(157)	(67)
Gain (loss) on transfers in/out included in trading revenues, assets		0	(1)
Gain (loss) on all other activity included in trading revenues, assets		143	68
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		4	(4)
Balance at end of period, assets	153	153	36
Bank | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,601	1,906
Transfers in, assets		0	0
Transfers out, assets		(109)	0
Purchases, assets		135	185
Sales, assets		(236)	(350)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(53)	10
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		2	23
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		8	(117)
Balance at end of period, assets	1,348	1,348	1,657
Bank | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,301	1,588
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		87	96
Sales, assets		(152)	(244)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(52)	22
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		17	(97)
Balance at end of period, assets	1,201	1,201	1,365
Bank | Other investments | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		300	318
Transfers in, assets		0	0
Transfers out, assets		(109)	0
Purchases, assets		48	89
Sales, assets		(84)	(106)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(1)	(12)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		2	23
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(9)	(20)
Balance at end of period, assets	147	147	292
Bank | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		4,530	6,585
Transfers in, assets		493	491
Transfers out, assets		(30)	(372)
Purchases, assets		32	54
Sales, assets		(187)	(487)
Issuances, assets		824	631
Settlements, assets		(1,403)	(1,419)
Gain (loss) on transfers in/out included in trading revenues, assets		0	(19)
Gain (loss) on all other activity included in trading revenues, assets		(103)	114
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		28	(366)
Balance at end of period, assets	4,184	4,184	5,212
Bank | Commercial and industrial loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		2,207	3,816
Transfers in, assets		57	216
Transfers out, assets		(25)	(103)
Purchases, assets		0	51
Sales, assets		(30)	(321)
Issuances, assets		366	250
Settlements, assets		(707)	(1,033)
Gain (loss) on transfers in/out included in trading revenues, assets		0	(7)
Gain (loss) on all other activity included in trading revenues, assets		(22)	76
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		13	(198)
Balance at end of period, assets	1,859	1,859	2,747
Bank | Financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,480	1,829
Transfers in, assets		321	275
Transfers out, assets		(5)	(9)
Purchases, assets		31	3
Sales, assets		(36)	(162)
Issuances, assets		286	349
Settlements, assets		(634)	(337)
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(25)	(10)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		8	(108)
Balance at end of period, assets	1,426	1,426	1,830
Bank | Other intangible assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		158	138
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		0	1
Sales, assets		0	(1)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		0	0
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(10)	(2)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		3	(8)
Balance at end of period, assets	151	151	128
Bank | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,511	1,679
Transfers in, assets		201	100
Transfers out, assets		(56)	(37)
Purchases, assets		681	346
Sales, assets		(716)	(562)
Issuances, assets		142	1,008
Settlements, assets		(130)	(95)
Gain (loss) on transfers in/out included in trading revenues, assets		0	(2)
Gain (loss) on all other activity included in trading revenues, assets		(19)	(123)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	(1)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(54)	(137)
Balance at end of period, assets	1,560	1,560	2,176
Bank | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,350	1,316
Transfers in, assets		174	55
Transfers out, assets		(49)	(26)
Purchases, assets		633	317
Sales, assets		(673)	(447)
Issuances, assets		142	1,008
Settlements, assets		(130)	(95)
Gain (loss) on transfers in/out included in trading revenues, assets		0	(2)
Gain (loss) on all other activity included in trading revenues, assets		(35)	(33)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(57)	(120)
Balance at end of period, assets	1,355	1,355	1,973
Bank | Other assets - of which loans held-for-sale | RMBS
Assets measured at fair value on a recurring basis for level 3
Gain (loss) on all other activity included in trading revenues, assets		(22)
Bank | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		16,642	23,390
Transfers in, assets		1,437	1,238
Transfers out, assets		(905)	(1,707)
Purchases, assets		25,128	8,934
Sales, assets		(26,346)	(12,475)
Issuances, assets		1,752	2,168
Settlements, assets		(2,359)	(2,853)
Gain (loss) on transfers in/out included in trading revenues, assets		(37)	77
Gain (loss) on all other activity included in trading revenues, assets		(312)	185
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(12)	26
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		12	(1,352)
Balance at end of period, assets	SFr 15,000	SFr 15,000	SFr 17,631